Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets

	December 31, 2023
	Cost $	Accumulated amortization $	Net book value $
Acquired technology	65	38	27
Other intangible assets	4	2	2
Software development costs	14	14	—
Acquired customer relationships	1	1	—
	84	55	29

	December 31, 2022
	Cost $	Accumulated amortization $	Net book value $
Acquired technology	449	94	355
Other intangible assets	9	3	6
Software development costs	15	15	—
Acquired customer relationships	37	8	29
	510	120	390

During the year December 31, 2023, the Company recognized an impairment of $307 of acquired technology, $27 of acquired customer relationships and $3 of other intangible assets as a result of the sales of Shopify's logistics businesses (see Note 4).

During the year ended December 31, 2023, the Company disposed of and retired software development costs, acquired technology and purchased software with a combined original cost of $440, primarily due to the sales of our logistics businesses (December 31, 2022 - $31). Other than the impairment charges noted above, there was no additional gain or loss recognized in the consolidated statement of operations and comprehensive income (loss) as a result of the retirement or disposal of these assets.
The following table illustrates the classification of amortization expense related to intangible assets in the consolidated statement of operations and comprehensive income (loss):

	Years ended
	December 31, 2023 $	December 31, 2022 $
Cost of revenues	35	49
Sales and marketing	3	5
	38	54
Estimated future amortization expense related to intangible assets, as of December 31, 2023 is as follows:

Fiscal Year	Amount $
2024	13
2025	4
2026	1
Thereafter	—
Total	18